                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2004
                                               -------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     REDSKY PARTNERS, LLC
          --------------------
Address:  800 NICOLLET MALL
          -----------------
          25TH FLOOR
          ----------
          MINNEAPOLIS, MN 55402
          ---------------------

Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     WILLIAM P. MILLER
          -----------------
Title:    MANAGING MEMBER
          ---------------
Phone:    612-659-4412
          ------------

Signature, Place, and Date of Signing:

/S/ WILLIAM P. MILLER        MINNEAPOLIS, MINNESOTA             AUGUST 9, 2004
---------------------        ----------------------             --------------
     [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry Total:      57
                                             --

Form 13F Information Table Value Total:      $610,106
                                             --------
                                             (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

THE AGGREGATE VALUE OF THE HOLDINGS FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED IS $363,508 (THOUSANDS).

List of Other Included Managers:          NONE
                                          ----

Name of Issuer                               Title of Class      Cusip      Value x 1000             Shares     SH/PRN    Put/Call
                                                                                                    Prn Amt

AGRIUM INC                                   COMMON STOCK      008916108           6,147            422,500       SH
ALLIANCE GAMING CORP                         COMMON STOCK      01859P609           6,006            350,000       SH
AMERICAN INTERNATIONAL GROUP INC             COMMON STOCK      026874107          17,849            250,400       SH
AMGEN INC                                    COMMON STOCK      031162100          10,423            191,000       SH
ARGOSY GAMING CO                             COMMON STOCK      040228108             414             11,000       SH
ARIBA INC                                    COMMON STOCK      04033V104           6,177          3,119,500       SH
BRISTOL MYERS SQUIBB CO                      COMMON STOCK      110122108           9,401            383,700       SH
CAESARS ENTERTAINMENT INC                    COMMON STOCK      127687101          21,425          1,428,300       SH
CATERPILLAR INC                              COMMON STOCK      149123101           5,187             65,300       SH
CISCO SYSTEMS INC                            COMMON STOCK      17275R102          11,978            505,400       SH
CLOROX CO                                    COMMON STOCK      189054109          18,963            352,600       SH
COCA COLA CO                                 COMMON STOCK      191216100          22,100            437,800       SH
COLGATE-PALMOLIVE COMPANY                    COMMON STOCK      194162103          10,533            180,200       SH
COOPER CAMERON CORPORATION                   COMMON STOCK      216640102           3,789             77,800       SH
CORN PRODUCTS INTERNATIONAL                  COMMON STOCK      219023108             931             20,000       SH
CYPRESS SEMICONDUCTOR CORP                   COMMON STOCK      232806109           7,190            506,700       SH
DEERE & CO                                   COMMON STOCK      244199105           4,671             66,600       SH
DEVON ENERGY CORP                            COMMON STOCK      25179M103           7,366            111,600       SH
DIGITAL INSIGHT CORP                         COMMON STOCK      25385P106           3,198            154,248       SH
DOLLAR TREE STORES INC                       COMMON STOCK      256747106           3,709            135,200       SH
DYNAVAX TECHNOLOGIES CORP                    COMMON STOCK      268158102             999            150,000       SH
EFUNDS CORP                                  COMMON STOCK      28224R101           1,274             72,800       SH
FISERV INC                                   COMMON STOCK      337738108          13,121            337,400       SH
FOUNDRY NETWORKS INC                         COMMON STOCK      35063R100           7,305            519,200       SH
GENERAL ELECTRIC                             COMMON STOCK      369604103          14,467            446,500       SH
GOLDMAN SACHS GROUP INC                      COMMON STOCK      38141G104          16,977            180,300       SH
HARLEY DAVIDSON INC                          COMMON STOCK      412822108           9,873            159,400       SH
INSTINET GROUP INC                           COMMON STOCK      457750107           8,025          1,519,900       SH
INTERMUNE INC                                COMMON STOCK      45884X103           3,964            257,074       SH
INTERSIL HOLDING CORP                        COMMON STOCK      46069S109           5,928            273,700       SH
JOHNSON & JOHNSON                            COMMON STOCK      478160104           3,938             70,700       SH
KOHLS CORP                                   COMMON STOCK      500255104           3,323             78,600       SH
MAXIM INTEGRATED PRODUCTS INC                COMMON STOCK      57772K101          16,565            316,000       SH
MEDICIS PHARMACEUTICAL CORP                  CLASS A STOCK     584690309           8,685            217,400       SH
MEDTRONIC INC                                COMMON STOCK      585055106           6,421            131,800       SH
MERRILL LYNCH & CO                           COMMON STOCK      590188108          18,126            335,800       SH
MYLAN LABORATORIES INC                       COMMON STOCK      628530107           5,599            276,500       SH
NOVELL INC                                   COMMON STOCK      670006105          13,458          1,604,000       SH
PANERA BREAD CO                              COMMON STOCK      69840W108           8,061            224,670       SH
PAR PHARMACEUTICAL COMPANIES INC             COMMON STOCK      69888P106          16,594            471,300       SH
PARKER DRILLING CO                           COMMON STOCK      701081101           3,112            814,700       SH
REPUBLIC SERVICES INC                        COMMON STOCK      760759100           6,028            208,300       SH
TARGET CORP                                  COMMON STOCK      87612E106           8,426            198,400       SH
TTM TECH INC                                 COMMON STOCK      87305R109             801             67,586       SH
TYCO INTERNATIONAL                           COMMON STOCK      902124106          15,682            473,200       SH
UNIVISION COMMUNICATIONS INC                 COMMON STOCK      914906102          14,161            443,500       SH
VERITAS SOFTWARE CORP                        COMMON STOCK      923436109          11,294            407,714       SH
VIACOM INC                                   CLASS B STOCK     925524308          20,946            586,400       SH
WEIGHT WATCHERS INTL INC                     COMMON STOCK      948626106          11,398            291,200       SH

AG EDWARDS INC                               OPTIONS - CALLS   281760908          20,418            600,000       SH        CALL
INTERMUNE INC                                OPTIONS - CALLS   45884X903           9,252            600,000       SH        CALL
MYLAN LABORATORIES INC                       OPTIONS - CALLS   628530907          51,436          2,540,000       SH        CALL
NOVELL INC                                   OPTIONS - CALLS   670006905          10,907          1,300,000       SH        CALL
TTM TECH INC                                 OPTIONS - CALLS   87305R909           2,963            250,000       SH        CALL
ALLERGAN INC                                 OPTIONS - PUTS    018490952          30,437            340,000       SH        PUT
ALLIANCE GAMING CORP                         OPTIONS - PUTS    01859P959           6,006            350,000       SH        PUT
BAUSCH AND LOMB INC                          OPTIONS - PUTS    071707953          26,679            410,000       SH        PUT

                                                                                 610,106         26,293,892

Name of Issuer                               Investment         Other               Voting            Voting         Voting
                                             Discretion       Managers            Authority         Authority      Authority
                                                                                     Sole             Shared          None
AGRIUM INC                                      SOLE                                 422,500              0              0
ALLIANCE GAMING CORP                            SOLE                                 350,000              0              0
AMERICAN INTERNATIONAL GROUP INC                SOLE                                 250,400              0              0
AMGEN INC                                       SOLE                                 191,000              0              0
ARGOSY GAMING CO                                SOLE                                  11,000              0              0
ARIBA INC                                       SOLE                               3,119,500              0              0
BRISTOL MYERS SQUIBB CO                         SOLE                                 383,700              0              0
CAESARS ENTERTAINMENT INC                       SOLE                               1,428,300              0              0
CATERPILLAR INC                                 SOLE                                  65,300              0              0
CISCO SYSTEMS INC                               SOLE                                 505,400              0              0
CLOROX CO                                       SOLE                                 352,600              0              0
COCA COLA CO                                    SOLE                                 437,800              0              0
COLGATE-PALMOLIVE COMPANY                       SOLE                                 180,200              0              0
COOPER CAMERON CORPORATION                      SOLE                                  77,800              0              0
CORN PRODUCTS INTERNATIONAL                     SOLE                                  20,000              0              0
CYPRESS SEMICONDUCTOR CORP                      SOLE                                 506,700              0              0
DEERE & CO                                      SOLE                                  66,600              0              0
DEVON ENERGY CORP                               SOLE                                 111,600              0              0
DIGITAL INSIGHT CORP                            SOLE                                 154,248              0              0
DOLLAR TREE STORES INC                          SOLE                                 135,200              0              0
DYNAVAX TECHNOLOGIES CORP                       SOLE                                 150,000              0              0
EFUNDS CORP                                     SOLE                                  72,800              0              0
FISERV INC                                      SOLE                                 337,400              0              0
FOUNDRY NETWORKS INC                            SOLE                                 519,200              0              0
GENERAL ELECTRIC                                SOLE                                 446,500              0              0
GOLDMAN SACHS GROUP INC                         SOLE                                 180,300              0              0
HARLEY DAVIDSON INC                             SOLE                                 159,400              0              0
INSTINET GROUP INC                              SOLE                               1,519,900              0              0
INTERMUNE INC                                   SOLE                                 257,074              0              0
INTERSIL HOLDING CORP                           SOLE                                 273,700              0              0
JOHNSON & JOHNSON                               SOLE                                  70,700              0              0
KOHLS CORP                                      SOLE                                  78,600              0              0
MAXIM INTEGRATED PRODUCTS INC                   SOLE                                 316,000              0              0
MEDICIS PHARMACEUTICAL CORP                     SOLE                                 217,400              0              0
MEDTRONIC INC                                   SOLE                                 131,800              0              0
MERRILL LYNCH & CO                              SOLE                                 335,800              0              0
MYLAN LABORATORIES INC                          SOLE                                 276,500              0              0
NOVELL INC                                      SOLE                               1,604,000              0              0
PANERA BREAD CO                                 SOLE                                 224,670              0              0
PAR PHARMACEUTICAL COMPANIES INC                SOLE                                 471,300              0              0
PARKER DRILLING CO                              SOLE                                 814,700              0              0
REPUBLIC SERVICES INC                           SOLE                                 208,300              0              0
TARGET CORP                                     SOLE                                 198,400              0              0
TTM TECH INC                                    SOLE                                  67,586              0              0
TYCO INTERNATIONAL                              SOLE                                 473,200              0              0
UNIVISION COMMUNICATIONS INC                    SOLE                                 443,500              0              0
VERITAS SOFTWARE CORP                           SOLE                                 407,714              0              0
VIACOM INC                                      SOLE                                 586,400              0              0
WEIGHT WATCHERS INTL INC                        SOLE                                 291,200              0              0

AG EDWARDS INC                                  SOLE                                 600,000              0              0
INTERMUNE INC                                   SOLE                                 600,000              0              0
MYLAN LABORATORIES INC                          SOLE                               2,540,000              0              0
NOVELL INC                                      SOLE                               1,300,000              0              0
TTM TECH INC                                    SOLE                                 250,000              0              0
ALLERGAN INC                                    SOLE                                 340,000              0              0
ALLIANCE GAMING CORP                            SOLE                                 350,000              0              0
BAUSCH AND LOMB INC                             SOLE                                 410,000              0              0

                                                                                  26,293,892